Property, equipment, and right of use assets (Tables)	12 Months Ended
Sep. 30, 2021
Property, equipment, and right of use assets
Schedule of property, equipment, and right of use assets

			Office		Right of use	Right of use
	Rental	Computer	furniture and	Leasehold	assets –	assets – Real
Cost	equipment	equipment	fixtures	improvements	Vehicles	estate	Total
Balance September 30, 2019	$26,717	$504	$433	$1,169	$2,588	$—	$31,411
Additions – adoption of IFRS 16	—	—	—	—	—	2,603	2,603
Transfers from inventory	7,676	—	—	—	—	—	7,676
Additions	—	5	—	83	795	1,300	2,183
Acquisitions	2,332	—	1	184	159	1,092	3,768
Disposals	(14,157)	(338)	(101)	(72)	(670)	(5)	(15,343)
Balance September 30, 2020	$22,568	$171	$333	$1,364	$2,872	$4,990	$32,298
Transfers from inventory	14,988	—	—	—	—	—	14,988
Additions	—	17	2	88	1,385	2,560	4,052
Acquisitions	2,740	—	3	54	302	1,526	4,625
Disposals	(9,150)	(33)	(11)	(8)	(384)	(1,326)	(10,912)
Balance September 30, 2021	$31,146	$155	$327	$1,498	$4,175	$7,750	$45,051

			Office		Right of use	Right of use
	Rental	Computer	furniture and	Leasehold	assets –	assets – Real
Accumulated depreciation	equipment	equipment	fixtures	improvements	Vehicles	estate	Total
Balance September 30, 2019	$14,769	$371	$260	$257	$1,031	$—	$16,688
Depreciation	11,429	74	71	124	664	1,498	13,860
Disposals	(13,887)	(339)	(102)	(72)	(513)	(4)	(14,917)
Balance September 30, 2020	$12,311	$106	$229	$309	$1,182	$1,494	$15,631
Depreciation	13,213	31	61	131	789	1,987	16,212
Disposals	(9,105)	(33)	(11)	(9)	(336)	(804)	(10,298)
Balance September 30, 2021	$16,419	$104	$279	$431	$1,635	$2,677	$21,545

			Office		Right of use	Right of use
	Rental	Computer	furniture and	Leasehold	assets –	assets – Real
Net Book Value	equipment	equipment	fixtures	improvements	Vehicles	estate	Total
Balance September 30, 2019	$11,948	$133	$173	$912	$1,557	$—	$14,723
Balance September 30, 2020	$10,257	$65	$104	$1,055	$1,690	$3,496	$16,667
Balance September 30, 2021	$14,727	$51	$48	$1,067	$2,540	$5,073	$23,506